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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31, 2003
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Matthews International Capital
                 Management, LLC
                 -------------------------------
   Address:      456 Montgomery Street
                 -------------------------------
                 Suite 1200
                 -------------------------------
                 San Francisco, CA 94104
                 -------------------------------

Form 13F File Number: 28-
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Downey H. Blount
         -------------------------------
Title:   Senior Vice President
         -------------------------------
Phone:   (415) 955-8122
         -------------------------------

Signature, Place, and Date of Signing:

        /s/ Downey Blount             San Francisco, CA     2/6/2004
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name

    28-                                N/A
       ---------------          ------------------------------------
    [Repeat as necessary.]


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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:               0
                                        --------------------

Form 13F Information Table Entry Total:         16
                                        --------------------

Form 13F Information Table Value Total:  $ 111,725
                                        --------------------
                                            (thousands)


List of Other Included Managers:

NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number         Name

              28-
    ------       -----------------         ---------------------------------

    [Repeat as necessary.]

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                      FORM 13F INFORMATION TABLE


      COLUMN 1               COLUMN 2       COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8
------------------------- ---------------- --------- -------- ---------------------- ------------ ---------- ----------------------
                                                      VALUE    SHRS OR   SH/   PUT/   INVESTMENT    OTHER        VOTING AUTHORITY
   NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN   CALL   DISCRETION   MANAGERS    SOLE    SHARED   NONE
------------------------- ---------------- --------- -------- --------- ----- ------ ------------ ---------- --------- ------   ----
CHINA MOBILE HONG KONG
  LTD                     SPONSORED ADR    16941M109 $  4,188   269,650  SH          SOLE                      269,650
CHINA UNICOM LTD          SPONSORED ADR    16945R104 $    151    16,200  SH          SOLE                       16,200
CHUNGHWA TELECOM CO
  LTD                     SPONSORED ADR    17133Q205 $ 17,285 1,192,100  SH          SOLE                    1,192,100
HONDA MOTOR CO LTD        SPONSORED ADR    438128308 $  2,174    96,600  SH          SOLE                       96,600
HSBC HOLDINGS PLC         SPONSORED ADR    404280406 $ 20,417   259,047  SH          SOLE                      259,047
HUANENG POWER INTL INC    SPONSORED ADR    443304100 $ 10,208   146,250  SH          SOLE                      146,250
KOOKMIN BANK              SPONSORED ADR    50049M109 $  5,586   147,609  SH          SOLE                      147,609
KOREA ELEC POWER CORP     SPONSORED ADR    500631106 $  5,531   532,310  SH          SOLE                      532,310
KT CORP                   SPONSORED ADR    48268K101 $  7,742   405,990  SH          SOLE                      405,990
NIPPON TELEGRAPH & TEL
  CORP                    SPONSORED ADR    654624105 $  2,479   100,925  SH          SOLE                      100,925
PETROCHINA CO LTD         SPONSORED ADR    71646E100 $ 11,592   203,190  SH          SOLE                      203,190
PERUSAHAAN PERS IND
  SATELLITE               SPONSORED ADR    715680104 $  3,078   171,000  SH          SOLE                      171,000
SK TELECOM CO LTD         SPONSORED ADR    78440P108 $  7,285   390,600  SH          SOLE                      390,600
TAIWAN SEMICONDUCTOR MFG
  LTD                     SPONSORED ADR    874039100 $    128    12,474  SH          SOLE                       12,474
TELEKOMUNIK INDONESIA     SPONSORED ADR    715684106 $ 13,047   794,580  SH          SOLE                      794,580
WIPRO LTD                 SPONSORED ADR    97651M109 $    834    17,300  SH          SOLE                       17,300